Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
Administrative expenses	6,600	0	32,145	0
Total operating expenses	6,600	0	32,145	0
(Loss) from operations	(6,600)	0	(32,145)	0
Other expense (income)
Interest expense	3,144		5,802
Other (expense) net	3,144	0	5,802	0
Income (loss) before provision for income taxes	(9,744)	0	(37,947)	0
Provision for income taxes	0	0	0	0
Net (Loss)	$ (9,744)	$ 0	$ (37,947)	$ 0
Basic and diluted earnings(loss) per common share	$ (0.00)	$ 0	$ (0.00)	$ 0
Weighted average number of shares outstanding	394,157,245	394,157,245	394,157,245	394,157,245